Cover Page and DEI Document	Sep. 29, 2021
Document Information [Line Items]
Entity Central Index Key	0001739445
Title of 12(b) Security	Common Stock ($0.01 par value)
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	Arcosa, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38494
Entity Tax Identification Number	82-5339416
Entity Address, Address Line One	500 N. Akard Street, Suite 400
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	942-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ACA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false